Cash and cash equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 273.4	€ 324.8	€ 266.6	€ 403.3
Cash and cash equivalents per Statement of Cash Flows	€ 273.4	€ 324.8